Finance income, finance costs and revaluation of financial instruments - Summary of Finance Income, Finance Costs and Revaluation of Financial Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Analysis of income and expense [abstract]
Income from available for sale investments	£ 16.8	£ 12.5		£ 18.9
Interest income	78.4	67.9		53.5
Finance income	95.2	80.4	[1]	72.4	[1]
Net interest expense on pension plans	6.3	6.7		7.3
Interest on other long-term employee benefits	3.9	2.7		2.5
Interest expense and similar charges	259.6	245.1		214.3
Finance costs	269.8	254.5	[1]	224.1	[1]
Movements in fair value of treasury instruments	1.1	(19.5)		(3.7)
Movements in fair value of other derivatives				15.9
Revaluation of put options over non-controlling interests	52.5	(17.2)		(11.3)
Revaluation of payments due to vendors (earnout agreements)	208.6	(11.6)		(35.6)
Revaluation of financial instruments	£ 262.2	£ (48.3)		£ (34.7)

[1]	Prior year figures have been re-presented as described in the accounting policies.